Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	258,886	729,535	2,249,718	1,565,313
Research and development	1,725	5,652	15,177	269,782
Depreciation and amortization	21,928	26,429	92,213	97,515
Total operating expenses	282,539	761,616	2,357,108	1,932,610
LOSS FROM OPERATIONS	(282,539)	(761,616)	(2,357,108)	(1,932,610)
OTHER (INCOME) EXPENSE
Other income	(549)	(70)	(1,258)	(1,805)
Interest expense	228,375	345,188	1,079,979	1,357,341
Loss on debt extinguishment				668,667
Total other expense, net	227,826	345,118	1,078,721	2,024,203
Net loss	(510,365)	(1,106,734)	(3,435,829)	(3,956,813)
Series C deemed dividend	(525,500)		(91,200)	(1,860,440)
Net loss to common shareholders	$ (1,035,865)	$ (1,106,734)	$ (3,527,029)	$ (5,817,253)
Loss per weighted average common share, basic	$ (0.00)	$ (0.00)	$ 0.00	$ (0.01)
Loss per weighted average common share, diluted	$ (0.00)	$ (0.00)
Number of weighted average common shares outstanding, basic	932,096,718	903,263,385	907,909,960	662,161,949
Number of weighted average common shares outstanding, diluted	932,096,718	903,263,385	907,909,960	662,161,949